COMMITMENTS AND CONTINGENCY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCY
Rental expense under operating leases	$ 1,349,017	$ 1,565,110	$ 1,651,398
Minimum rental payments under certain operating leases, relating to the rental of office premises
2014	1,153,000
2015	697,000
2016	442,000
2017	74,000
2018	14,000
2019 and thereafter	17,000
Total	2,397,000
COMMITMENTS AND CONTINGENCIES
Future minimum purchase commitments under agreements to pay media costs	193,320,000
Payments under future minimum purchase commitments under agreements to pay media costs
2014	72,658,000
2015	63,913,000
2016	21,849,000
2017	11,706,000
2018	9,036,000
2019 and thereafter	14,158,000
Total	$ 193,320,000
Minimum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	5 years
Maximum
COMMITMENTS AND CONTINGENCIES
Term of agreements to pay media costs	10 years